Vanguard Long-Term Investment-Grade Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Long Credit A or Better Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	(3.69%)	2.59%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.18%	(3.74%)	2.68%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.04%	(5.52%)	0.66%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	(3.46%)	1.32%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(3.64%)	2.79%